Derivative Instruments - Schedule of Estimated Fair Value of Derivative Instruments Included in Other Assets and Other Liabilities on the Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Designated as Hedging Instrument
Derivative [Line Items]
Derivative Assets	$ 0	$ 168
Derivative Liabilities	0	14,472
Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative Assets	83,960	83,727
Derivative Liabilities	113,150	201,917
Derivatives Not Designated as Hedging Instruments | Interest Rate Contracts
Derivative [Line Items]
Notional Amount	17,208,364	14,653,252
Derivative Assets	83,426	81,099
Derivative Liabilities	109,691	201,847
Derivatives Not Designated as Hedging Instruments | Mortgage Derivatives | Mortgage derivatives - interest rate lock commitments
Derivative [Line Items]
Notional Amount	35,844	34,649
Derivative Assets	534	434
Derivative Liabilities	0	0
Derivatives Not Designated as Hedging Instruments | Mortgage Derivatives | Mortgage derivatives - forward commitments to sell fixed-rate mortgage loans
Derivative [Line Items]
Notional Amount	49,500	51,500
Derivative Assets	0	233
Derivative Liabilities	118	0
Derivatives Not Designated as Hedging Instruments | Risk participation agreements
Derivative [Line Items]
Notional Amount	1,042,865	924,267
Derivative Assets	0	0
Derivative Liabilities	22	6
Derivatives Not Designated as Hedging Instruments | Foreign exchange contracts
Derivative [Line Items]
Notional Amount	142,809	148,805
Derivative Assets	0	1,961
Derivative Liabilities	379	0
Derivatives Not Designated as Hedging Instruments | Visa Derivative Liability
Derivative [Line Items]
Notional Amount	0	0
Derivative Assets	0	0
Derivative Liabilities	2,940	64
Cash Flow Hedging
Derivative [Line Items]
Derivative Assets	0	0
Derivative Liabilities	0	13,003
Cash Flow Hedging | Interest Rate Contracts
Derivative [Line Items]
Notional Amount	3,600,000	4,350,000
Derivative Assets	0	0
Derivative Liabilities	0	13,003
Fair Value Hedges
Derivative [Line Items]
Derivative Assets	0	168
Derivative Liabilities	0	1,469
Fair Value Hedges | Interest Rate Contracts
Derivative [Line Items]
Notional Amount	1,652,967	2,102,967
Derivative Assets	0	168
Derivative Liabilities	$ 0	$ 1,469